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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Revelation Capital Management Ltd.
Address:  5A, Waterloo Lane,
          Pembroke, HM 08, Bermuda

Form 13F File Number: 28-14283

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chris Kuchanny
Title:  Chairman and Chief Executive Officer
Phone:  +1 (441) 296-7130

Signature, Place, and Date of Signing:

/s/ Chris Kuchanny      Pembroke, Bermuda      11/14/11
--------------------  ---------------------  ------------
      (Name)             (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:    34 items
Form 13F Information Table Value Total:    $361,572
                                         (thousands)

List of Other Included Managers:  Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

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
ITEM 1                         ITEM 2       ITEM 3    ITEM 4     ITEM 5                  ITEM 6    ITEM 7   ITEM 8
------                    ---------------- --------- -------- ------------             ---------- -------- ----------
                                                      TOTAL                                                 VOTING     VOTING
                                                       FMV                        PUT/ INVESTMENT  OTHER   AUTHORITY  AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (X 1000) TOTAL SHARES SH/PRN CALL DISCRETION MANAGERS   SOLE       NONE
--------------            ---------------- --------- -------- ------------ ------ ---- ---------- -------- ---------- ---------
ALPINE TOTAL DYNAMIC
  DIVID F                 COM SBI          021060108  10,108    2,241,307    SH           SOLE              2,241,307
ATS CORP                  COM              00211E104  15,719    4,990,300    SH           SOLE              4,990,300
BARCLAYS BK PLC           IPATH S&P MT ETN 06740C519   5,340       72,952    SH           SOLE                 72,952
BHP BILLITON LTD          SPONSORED ADR    088606108  23,672      356,290    SH           SOLE                356,290
COMSTOCK MNG INC          COM              205750102   2,251    1,125,450    SH           SOLE              1,125,450
CROSSROADS SYS INC        COM NEW          22765D209   3,916      743,168    SH           SOLE                743,168
DR REDDYS LABS LTD        ADR              256135203   1,287       43,192    SH           SOLE                 43,192
EATON VANCE TX MGD DIV
  EQ IN                   COM              27828N102   4,151      486,612    SH           SOLE                486,612
EATON VANCE TAX MNGD GBL
  DV                      COM              27829F108   9,888    1,235,975    SH           SOLE              1,235,975
FUTUREFUEL CORPORATION    COM              36116M106  57,294    5,509,030    SH           SOLE              5,509,030
GREATER CHINA FD INC      COM              39167B102   5,363      549,472    SH           SOLE                549,472
HDFC BANK LTD             ADR REPS 3 SHS   40415F101   5,419      185,905    SH           SOLE                185,905
HSBC HLDGS PLC            SPON ADR NEW     404280406     470       12,361    SH           SOLE                 12,361
ICICI BK LTD              ADR              45104G104   5,402      155,597    SH           SOLE                155,597
INDIA FD INC              COM              454089103   6,369      277,646    SH           SOLE                277,646
INFOSYS LTD               SPONSORED ADR    456788108  26,762      524,023    SH           SOLE                524,023
ISHARES INC               MSCI HONG KONG   464286871   7,856      548,247    SH           SOLE                548,247
ISHARES INC               MSCI TAIWAN      464286731   1,379      116,753    SH           SOLE                116,753
LONGWEI PETROLEUM INV
  HLDG L                  COM              543354104     131      146,035    SH           SOLE                146,035
MAG SILVER CORP           COM              55903Q104   4,884      622,921    SH           SOLE                622,921
MORGAN STANLEY CHINA A
  SH FD                   COM              617468103  10,945      516,538    SH           SOLE                516,538
NIPPON TELEG & TEL CORP   SPONSORED ADR    654624105   2,777      115,968    SH           SOLE                115,968
QIAO XING MOBILE COMM CO
  LTD                     SHS              G73031109   1,472    1,471,926    SH           SOLE              1,471,926
RIO TINTO PLC             SPONSORED ADR    767204100  12,613      286,132    SH           SOLE                286,132
ROYAL DUTCH SHELL PLC     SPONS ADR A      780259206   3,972       64,558    SH           SOLE                 64,558
ROYCE VALUE TR INC        COM              780910105   1,616      145,818    SH           SOLE                145,818
SPROTT PHYSICAL GOLD
  TRUST                   UNIT             85207H104  13,073      931,800    SH           SOLE                931,800
SUPERCONDUCTOR
  TECHNOLOGIES            COM NEW          867931305   1,430      953,609    SH           SOLE                953,609
TAIWAN SEMICONDUCTOR MFG
  LTD                     SPONSORED ADR    874039100  47,368    4,144,218    SH           SOLE              4,144,218
TATA MTRS LTD             SPONSORED ADR    876568502   7,666      498,423    SH           SOLE                498,423
TELEPHONE & DATA SYS INC  COM              879433100   2,245      105,670    SH           SOLE                105,670
THAI FD INC               COM              882904105      41        3,500    SH           SOLE                  3,500
UNI PIXEL INC             COM NEW          904572203   2,897      593,682    SH           SOLE                593,682
UNITED MICROELECTRONICS
  CORP                    SPON ADR NEW     910873405  55,796   29,212,330    SH           SOLE             29,212,330
                                                     361,572
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